Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	$ 1,034	$ 99,726	$ 7,890
Long-lived asset impairments	1,432	144,830	17,020
Depreciation and amortization	78,600	86,000	87,900
Amortization expense related to computer software costs	7,400	18,300	17,200
Unamortized balance of computer software to be sold, leased or marketed	50,500	36,600		$ 50,500
Repairs and maintenance expense	13,800	10,700	12,100
Other Identified Impairment
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		1,200
Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	0	44,649	2,911
Long-lived asset impairments			7,900
Computer Software to be Sold, Leased or Marketed
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		65,900
Strategic Shifts | Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments			6,300
2019 Restructuring
Property, Plant and Equipment [Line Items]
Long-lived asset impairments	$ 1,034	$ 98,472		$ 99,506
2017 Restructuring | Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments			$ 1,600